BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—111.4%
COMMON STOCKS—93.5%
Communication Services—6.0%
Alphabet, Inc., Class A*	349		$794,059
Baidu, Inc. - SP ADR*	3,988		559,716
Cinemark Holdings, Inc.*(a)	18,193		308,917
Entravision Communications Corp., Class AƗ	189,342		990,259
Meta Platforms, Inc., Class A*	4,176		808,640
Outbrain, Inc.*	32,116		197,192
Warner Bros Discovery, Inc.*	26,315		485,512
			4,144,295
Consumer Discretionary—13.2%
Alibaba Group Holding Ltd. - SP ADR*Ɨ	5,864		563,237
Arcos Dorados Holdings, Inc., Class A	86,747		678,360
AutoZone, Inc.*	240		494,316
Bath & Body Works, Inc.	10,865		445,682
Bowlero Corp.*(a)	52,616		588,247
Carriage Services, Inc.(a)Ɨ	11,440		461,833
Carter's, Inc.(a)	5,376		414,221
Hanesbrands, Inc.(a)Ɨ	38,551		457,600
Hooker Furnishings Corp.(a)	11,062		191,262
JD.com, Inc. - ADR	4,313		242,046
Kindred Group PLC - SDR	28,454		290,976
Las Vegas Sands Corp.*(a)	13,989		496,050
LKQ Corp.Ɨ	11,473		589,598
Perdoceo Education Corp.*	37,864		413,096
Skechers U.S.A., Inc., Class A*(a)Ɨ	7,711		303,813
Stellantis NV(a)	17,587		265,564
Stride, Inc.*(a)Ɨ	54,404		2,127,740
XL Fleet Corp.*(a)	30,168		36,503
			9,060,144
Consumer Staples—1.3%
Coca-Cola European Partners PLC(a)	6,098		323,987
Medifast, Inc.	911		151,909
Vita Coco Co., Inc., (The)*(a)	37,104		454,895
			930,791
Energy—6.9%
BP PLC - SP ADR	16,690		540,255
Canadian Natural Resources Ltd.	23,738		1,574,542
Marathon Petroleum Corp.Ɨ	12,948		1,317,977
Phillips 66Ɨ	5,922		596,997
Schlumberger Ltd.	9,808		450,776
World Fuel Services Corp.	10,641		263,790
			4,744,337
Financials—15.6%
American International Group, Inc.Ɨ	4,370		256,432
Arthur J Gallagher & Co.	1,112		180,077
Bank of America Corp.Ɨ	10,755		400,086
Bank OZK(a)Ɨ	11,158		462,722
BGC Partners, Inc., Class AƗ	164,765		537,134
Charles Schwab Corp., (The)	5,536		388,074
Citigroup, Inc.Ɨ	7,352		392,670
Crawford & Co., Class A(a)	26,148		214,414
Diamond Hill Investment Group, Inc.	2,113		395,427
Evercore, Inc., Class A(a)	2,746		313,593
Fairfax Financial Holdings Ltd.	1,341		743,916
FirstCash Holdings, Inc.(a)	4,031		300,914
Heritage Insurance Holdings, Inc.Ɨ	104,851		383,755
Jefferies Financial Group, Inc.(a)Ɨ	25,111		829,165
KB Financial Group, Inc. - ADR	12,212		597,655
Morgan StanleyƗ	5,002		430,872
PCB Bancorp	17,343		347,380
Prudential Financial, Inc.	2,812		298,775
Stifel Financial Corp.(a)Ɨ	15,508		995,148
SVB Financial Group*	930		454,370
Universal Insurance Holdings, Inc.Ɨ	25,637		330,717
Wells Fargo & Co.	20,570		941,489
Western Alliance BancorpƗ	6,258		509,214
			10,703,999
Health Care—20.5%
AdaptHealth Corp.*	19,118		343,933
Amgen, Inc.Ɨ	5,345		1,372,275
Anthem, Inc.Ɨ	2,466		1,256,698
Catalyst Pharmaceuticals, Inc.*	52,102		375,134
Centene Corp.*	6,822		555,584
Cigna Corp.(a)Ɨ	3,966		1,064,038
CVS Health Corp.Ɨ	11,855		1,146,971
Hanger, Inc.*Ɨ	21,295		336,248
Harrow Health, Inc.*Ɨ	36,478		263,736
HCA Healthcare, Inc.(a)	3,477		731,561
Henry Schein, Inc.*	6,403		548,353
Inmode Ltd.*	10,890		291,961
Jazz Pharmaceuticals PLC*	2,096		313,729
Johnson & JohnsonƗ	4,848		870,361
Medtronic PLCƗ	4,981		498,847
Merck & Co., Inc.(a)	6,616		608,871
Novartis AG - SP ADRƗ	9,957		905,490
Organogenesis Holdings, Inc.*	37,295		209,225
Quipt Home Medical Corp.*	52,834		253,075
Sanofi - ADR	11,139		593,152
Syneos Health, Inc.*	2,705		199,872
UnitedHealth Group, Inc.Ɨ#	1,288		639,853
Universal Health Services, Inc., Class B(a)Ɨ	5,278		657,692
			14,036,659
Industrials—9.4%
3M Co.	2,728		407,263
Acuity Brands, Inc.(a)	1,739		304,360
AerCap Holdings NV*Ɨ	4,965		245,470
Barrett Business Services, Inc.Ɨ	8,401		628,899
Builders FirstSource, Inc.*(a)Ɨ#	9,259		602,668
CACI International, Inc., Class A*	1,621		454,480
Forward Air Corp.	2,988		278,452
Galliford Try Holdings PLC	108,600		239,351
Gibraltar Industries, Inc.*	5,212		217,653
Global Industrial Co.	8,127		278,512
Graham Corp.Ɨ	16,094		119,257
Heidrick & Struggles International, Inc.Ɨ	4,981		172,143
Kelly Services, Inc., Class AƗ	12,993		259,340
L B Foster Co., Class A*	15,860		208,242
Lockheed Martin Corp.	1,119		492,483
Primoris Services Corp.	14,300		347,204
Quanta Services, Inc.Ɨ	3,477		413,763
UFP Industries, Inc.	6,031		465,593
Vectrus, Inc.*	8,011		286,954
			6,422,087
Information Technology—15.2%
Applied Materials, Inc.	278		32,607
Arrow Electronics, Inc.*	3,249		391,992
Box, Inc., Class A*	10,075		263,058
Capgemini SE - ADRƗ	6,678		256,168
Check Point Software Technologies Ltd.*	5,197		650,041
Cisco Systems, Inc.	12,987		585,064
Cognizant Technology Solutions Corp., Class AƗ	7,621		569,289
Concentrix Corp.Ɨ	5,326		824,944
Dolby Laboratories, Inc., Class AƗ	2,812		218,267
Dropbox, Inc., Class A*	14,497		302,117
EVERTEC, Inc.Ɨ	12,810		486,011
Fabrinet*Ɨ	2,303		200,062
Fidelity National Information Services, Inc.	2,169		226,661
FleetCor Technologies, Inc.*	1,372		341,367
Genpact Ltd.	6,968		309,170
Global Payments, Inc.	3,506		459,426
Hackett Group, Inc., (The)Ɨ	25,552		523,560
HP, Inc.(a)Ɨ	7,808		303,263
InterDigital, Inc.(a)	11,482		749,660
Nano Dimension Ltd. - ADR*(a)	51,553		153,628
Open Text Corp.Ɨ	9,984		409,444
Oracle Corp.Ɨ	6,230		448,062
Perficient, Inc.*(a)	1,911		187,106
Qorvo, Inc.*	1,955		218,471
TD SYNNEX Corp.(a)Ɨ	4,448		461,925
Telefonaktiebolaget LM Ericsson - SP ADRƗ	68,195		551,016
Zebra Technologies Corp., Class A*Ɨ	833		281,712
			10,404,091
Materials—2.8%
Berry Global Group, Inc.*Ɨ	10,588		617,598
Dundee Precious Metals, Inc.	35,141		208,093
Ferroglobe PLC*(a)	44,506		319,553
POSCO Holdings, Inc. - SP ADR	3,626		208,568
Rio Tinto PLC - SP ADRƗ	3,379		248,154
Ternium SA - SP ADRƗ	6,625		291,301
			1,893,267
Real Estate—2.6%
Jones Lang LaSalle, Inc.*	1,341		264,606
Medical Properties Trust, Inc.(a)Ɨ	11,406		211,923
Newmark Group, Inc., Class A(a)Ɨ	91,841		1,016,680
Simon Property Group, Inc.	2,290		262,549
			1,755,758
TOTAL COMMON STOCKS
(Cost $46,807,472)			64,095,428

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—13.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.92%(b)	8,959,999		8,959,999
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $8,959,999)			8,959,999
SHORT-TERM INVESTMENTS—4.8%
U.S. Bank Money Market Deposit Account, 0.50%(b)	3,283,374		3,283,374
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,283,374)			3,283,374
TOTAL LONG POSITIONS—111.4%
(Cost $59,050,845)			76,338,801
SECURITIES SOLD SHORT—(17.7%)
COMMON STOCKS—(17.7%)
Communication Services—(0.8%)
AMC Entertainment Holdings, Inc., Class A*	(13,767)		(197,419)
CTC Communications Group, Inc.*‡	(98,900)		0
Netflix, Inc.*	(1,750)		(345,520)
			(542,939)
Consumer Discretionary—(5.5%)
Allbirds, Inc., Class A*	(10,005)		(54,627)
Brunswick Corp.	(3,037)		(228,474)
DoorDash, Inc., Class A*	(1,188)		(91,369)
Dutch Bros, Inc., Class A*	(7,052)		(264,803)
Fiverr International Ltd.*	(4,933)		(208,715)
GameStop Corp., Class A*	(4,234)		(528,149)
Life Time Group Holdings, Inc.*	(14,086)		(206,360)
OneWater Marine, Inc., Class A	(3,851)		(131,704)
Papa John's International, Inc.	(1,885)		(165,899)
Planet Fitness, Inc., Class A*	(10,260)		(721,996)
Qsound Labs, Inc.*‡	(4,440)		0
Rent the Runway, Inc., Class A*	(19,046)		(82,469)
Sonos, Inc.*	(8,307)		(183,834)
Tesla, Inc.*	(818)		(620,257)
Warby Parker, Inc., Class A*	(7,288)		(123,750)
Wingstop, Inc.	(1,957)		(155,895)
			(3,768,301)
Consumer Staples—(1.2%)
Amish Naturals, Inc.*‡	(25,959)		0
Beyond Meat, Inc.*	(2,097)		(55,466)
Cal-Maine Foods, Inc.	(6,346)		(302,895)
National Beverage Corp.	(4,043)		(200,654)
Oatly Group AB*	(32,118)		(132,647)
Tattooed Chef, Inc.*	(13,542)		(98,044)
			(789,706)
Energy—(0.4%)
Beard Co.*	(9,710)		(1)
Green Plains, Inc.*	(8,579)		(279,504)
			(279,505)
Health Care—(1.0%)
10X Genomics, Inc., Class A*	(2,737)		(140,107)
Beam Therapeutics, Inc.*	(2,414)		(84,924)
BodyTel Scientific, Inc.*‡	(4,840)		0
CareView Communications, Inc.*	(174,320)		(12,394)
Cassava Sciences, Inc.*	(4,092)		(125,215)
Heska Corp.*	(773)		(77,138)
NanoString Technologies, Inc.*	(5,666)		(88,616)
Ocugen, Inc.*	(27,180)		(64,417)
Oxford Nanopore Technologies PLC*	(28,110)		(114,113)
			(706,924)
Industrials—(0.9%)
Applied Energetics, Inc.*	(57,676)		(122,273)
Capstone Green Energy Corp.*	(341)		(1,009)
Corporate Resource Services, Inc.*	(218,896)		0
DynaMotive Energy Systems Corp.*‡	(72,185)		(7)
Ener1, Inc.*‡	(102,820)		(10)
Omega Flex, Inc.	(2,655)		(293,484)
Sunrun, Inc.*	(6,063)		(158,366)
Valence Technology, Inc.*‡	(27,585)		(3)
			(575,152)
Information Technology—(7.2%)
Affirm Holdings, Inc.*	(5,912)		(168,492)
ANTs software, Inc.*‡	(10,334)		(1)
Appfolio, Inc., Class A*	(1,926)		(192,947)
Bill.com Holdings, Inc.*	(1,632)		(192,968)
Ceridian HCM Holding, Inc.*	(3,844)		(216,417)
Clear Secure, Inc., Class A*	(8,154)		(223,746)
Confluent, Inc., Class A*	(4,112)		(86,887)
Consygen, Inc.*‡	(200)		0
Coupa Software, Inc.*	(1,874)		(128,912)
Crowdstrike Holdings, Inc., Class A*	(1,008)		(161,270)
CS Disco, Inc.*	(6,267)		(156,111)
Fastly, Inc., Class A*	(3,932)		(51,313)
Flywire Corp.*	(10,528)		(203,296)
Guidewire Software, Inc.*	(2,292)		(183,222)
HashiCorp, Inc., Class A*	(5,530)		(193,661)
Impinj, Inc.*	(4,838)		(226,467)
Interliant, Inc.*‡	(600)		0
Ipsidy, Inc.*	(22,335)		(66,782)
Lightwave Logic, Inc.*	(28,775)		(230,488)
Marathon Digital Holdings, Inc.*	(6,756)		(69,114)
Matterport, Inc.*	(20,330)		(111,612)
MicroVision, Inc.*	(22,383)		(80,579)
MongoDB, Inc.*	(822)		(194,937)
Nestor, Inc.*‡	(15,200)		(1)
Okta, Inc.*	(1,891)		(157,048)
Procore Technologies, Inc.*	(2,861)		(130,175)
PROS Holdings, Inc.*	(4,883)		(133,257)
Rapid7, Inc.*	(4,382)		(310,552)
RingCentral, Inc., Class A*	(789)		(49,817)
Riot Blockchain, Inc.*	(13,167)		(94,671)
SentinelOne, Inc., Class A*	(2,894)		(68,848)
Tiger Telematics, Inc.*‡	(6,510)		0
Uni-Pixel, Inc.*	(19,665)		0
Wix.com Ltd.*	(2,999)		(188,967)
Wolfspeed, Inc.*	(6,845)		(514,949)
Worldgate Communications, Inc.*‡	(582,655)		(58)
XRiver Corp.*‡	(34,156)		0
Zscaler, Inc.*	(1,050)		(160,744)
			(4,948,309)
Materials—(0.4%)
Aspen Aerogels, Inc.*	(6,591)		(115,474)
Mountain Province Diamonds, Inc.*	(4,735)		(2,621)
PureCycle Technologies, Inc.*	(17,361)		(148,263)
			(266,358)
Real Estate—(0.3%)
WeWork, Inc., Class A*	(28,975)		(211,228)
TOTAL COMMON STOCKS
(Proceeds $(24,799,917))			(12,088,422)
TOTAL SECURITIES SOLD SHORT—(17.7%)
(Proceeds $(24,799,917))			(12,088,422)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ—(0.2%)
Call Options Written—(0.2%)
Builders FirstSource, Inc.
Expiration:
06/16/2023,
Exercise Price:
60.00	(75)	(488,175)	(131,250)
Forge Global Holdings, Inc.
Expiration:
06/17/2022,
Exercise Price:
27.50	(77)	(150,689)	(4,235)
UnitedHealth Group, Inc.
Expiration:
01/20/2023,
Exercise Price:
560.00	(11)	(546,458)	(24,695)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(156,571))			(160,180)
TOTAL OPTIONS WRITTEN
(Premiums received $(156,571))			(160,180)
OTHER ASSETS IN EXCESS OF LIABILITIES—6.5%			4,446,878
NET ASSETS—100.0%			$68,537,077

ADR	American Depositary Receipt
SDR	Special Drawing Right
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	All or a portion of the security is on loan. At May 31, 2022, the market value of securities on loan was $8,695,905.
(b)	The rate shown is as of May 31, 2022.
Ɨ	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
ƗƗ	Primary risk exposure is equity contracts.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of May 31, 2022, these securities amounted to $(80) or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT EQUITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Equity Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Communication Services	$4,144,295	$4,144,295	$-	$-		$-
Consumer Discretionary	9,060,144	8,769,168	290,976	-		-
Consumer Staples	930,791	930,791	-	-		-
Energy	4,744,337	4,744,337	-	-		-
Financials	10,703,999	10,703,999	-	-		-
Health Care	14,036,659	14,036,659	-	-		-
Industrials	6,422,087	6,182,736	239,351	-		-
Information Technology	10,404,091	10,404,091	-	-		-
Materials	1,893,267	1,893,267	-	-		-
Real Estate	1,755,758	1,755,758	-	-		-
Investments Purchased with Proceeds from Securities Lending Collateral	8,959,999	-	-	-		8,959,999
Short-Term Investments	3,283,374	3,283,374	-	-		-
Total Assets	$76,338,801	$66,848,475	$530,327	$-		$8,959,999

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Securities Sold Short
Communication Services	$(542,939)	$(542,939)	$-	$-	**	$-
Consumer Discretionary	(3,768,301)	(3,768,301)	-	-	**	-
Consumer Staples	(789,706)	(789,706)	-	-	**	-
Energy	(279,505)	(279,505)	-	-		-
Health Care	(706,924)	(580,417)	(126,507)	-	**	-
Industrials	(575,152)	(575,132)	- **	(20)		-
Information Technology	(4,948,309)	(4,948,249)	-	(60)		-
Materials	(266,358)	(266,358)	-	-		-
Real Estate	(211,228)	(211,228)	-	-		-
Options Written
Equity Contracts	(160,180)	(28,930)	(131,250)	-		-
Total Liabilities	$(12,248,602)	$(11,990,765)	$(257,757)	$(80)		$-

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.
** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.